SIGNIFICANT ACCOUNTING POLICIES - Leases - Weighted average remaining lease term and weighted average discount rate (Details)	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Weighted average remaining lease term	1 year 8 months 12 days
Weighted average discount rate	7.32%